Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001968487
Current Fiscal Year End Date	--05-31
Document Type	8-K
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	WORTHINGTON STEEL, INC.
Entity Incorporation State Country Code	OH
Entity File Number	001-41830
Entity Tax Identification Number	92-2632000
Entity Address, Address Line One	100 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	WS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false